Hickory Fund (Prospectus Summary) | Hickory Fund
Hickory Fund Summary
Investment Objective
The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Hickory Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hickory Fund
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.27%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		1.28%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hickory Fund	130	406	702	1,545

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of the portfolio.

Principal Investment Strategies
The Fund's investment strategy (which we call "value investing") is based on our belief that stock prices fluctuate around the true value of a company. The Fund invests the majority of its assets in the common stock of smaller and medium sized companies. Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.

We look to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed,

rational buyer would pay for 100% of the business. At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company's "franchise"

in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company's stock at a significant discount to this "private market value." We invest with a 3-5 year time horizon.

The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows. Ideally the business value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to "time" the market. However, if there is cash available for investment and there are not securities that meet the Fund's investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position,

it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks,

including, among others, the following:

•   Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Investment in Undervalued Securities  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when,

   if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•  Non-diversified Risk  Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•  Smaller Company Risk  Smaller capitalization companies may not have the size,

   resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes. The Russell 2500 Index, the Fund's primary benchmark,

measures the performance of the small to mid-cap segment of the U.S. equity market. The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. Effective as of December 30,

2011, the Fund changed its primary benchmark index to the Russell 2500 Index from the Standard & Poor's 500 Index based on a determination that the Russell

2500 Index is more highly correlated to the holdings and investment style of the

Fund. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at weitzfunds.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund's year-to-date return for the six months ended June 30, 2011 was 8.72%.

Best and Worst Performing Quarters (during the period shown above)

      Quarter/Year            Total Return

Best Quarter  2nd Quarter 2003    25.28%

Worst Quarter 3rd Quarter 2002   -28.92%

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Hickory Fund	Return Before Taxes	38.66%	3.36%	3.71%
Hickory Fund After Taxes on Distributions	Return After Taxes on Distributions	38.66%	3.25%	3.55%
Hickory Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	25.13%	2.82%	3.12%
Hickory Fund Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
Hickory Fund Standard & Poor's 500 Index	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).